CASH AND DUE FROM BANKS, Composition (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Composition of cash [Abstract]
Cash and clearing	[1]	S/ 5,227,446	S/ 5,410,294
Deposits with Central Reserve Bank of Peru (BCRP)	[1]	23,673,777	24,160,723
Deposits with Central Reserve Bank of Bolivia and bank Republic of Colombia	[1]	1,397,469	634,684
Deposits with foreign banks	[2]	2,951,396	2,582,838
Deposits with local banks	[2]	600,180	1,009,997
Interbank funds		0	269,314
Accrued interest		70,346	53,112
Total cash and cash equivalents		33,920,614	34,120,962		S/ 39,293,545		S/ 36,733,767
Restricted funds		10,334	62,878
Total cash and due from banks		S/ 33,930,948	S/ 34,183,840	[3]	S/ 39,320,740	[3]

[1]	Cash, clearing and deposits with Central Banks and Bank of the Republic -
[2]	Deposits with local and foreign banks -
[3]	See note 3(b).